                               BESSEMER SAND HILL
                                INVESTORS FUND II
--------------------------------------------------------------------------------

                                                  Annual Report
                                                  October 31, 2001




                       Bessemer Investment Management LLC
--------------------------------------------------------------------------------
                               INVESTMENT ADVISOR

                                           BESSEMER SAND HILL INVESTORS FUND II
                                                    INVESTMENT ADVISOR'S REPORT
-------------------------------------------------------------------------------

  Introduced on May 4, 2001, Bessemer Sand Hill Investors Fund II (the "Fund") is intended for growth investors and pursues long-term capital appreciation. To this end, its portfolio managers work to identify strong future business opportunities in a variety of growth sectors. Subjected to extensive evaluation, companies selected for investment are those the portfolio managers believe are well-positioned in new markets and with strong management, proprietary products or services and a strategy designed to achieve investment returns over time.

A rocky environment hampers launch

  Clearly, the months since the Fund's inception were among the most difficult in the stock market's history. If there was not enough uncertainty already in the marketplace regarding the direction of the economy, the environment was further clouded by the events of September 11th. As the summer drew to a close, the U.S. and broader global economies were already likely in a recession. Still, cuts in interest rates, impending tax cuts and the possibility of fiscal stimulus packages had given rise to hope that the downturn would be short-lived. After September 11th, however, a longer, deeper slowdown became all but certain. When trading resumed--after the longest closing since the Depression--stocks in virtually every industry were sold off. Many companies experienced selling pressure not seen even in the bleakest days before September 11th. In the weeks that followed the market did rebound, and many of our holdings did regain ground lost. The performance of our portfolio in October was impressive, however, the comeback did not entirely offset the impact of September 11th on the Fund.

  We do see some positives ahead. The suddenness of the downturn in information technology and capital spending caught most companies off guard. Clearly, expectations, business models and cost structures had to be adjusted--over the past several months, our companies have done so. These adjustments, as difficult as they have been, coupled with lower interest rates, we believe should lead to a moderate economic recovery by the second half of 2002.

  We believe current valuations of technology companies are compelling and that a real opportunity exists for significant long-term gains. The companies in our portfolio have strong balance sheets. We believe that they will emerge from this difficult period in a strong position while many others with high burn rates and weak cash positions will not survive. We are dedicated to staying on top of the fundamentals of the companies in our portfolio and the markets they address--solidifying our confidence that they could be major businesses in time. As a result, moving forward, we believe the risk-reward situation for our holdings appears quite favorable.

BESSEMER SAND HILL INVESTORS FUND II
PORTFOLIO OF INVESTMENTS
October 31, 2001
--------------------------------------------------------------------------------


 Shares          Security Description             Value
 ------          --------------------             -----
 COMMON STOCKS--58.2%
         BIOTECHNOLOGY & DRUGS--13.5%
  75,800 Affymetrix, Inc. (b)                   $2,277,790
  75,400 Millennium Pharmaceuticals, Inc. (b)    1,919,684
  75,100 Molecular Devices Corp. (b)             1,215,869
  15,600 Tularik, Inc. (b)                         358,800
  69,100 Vertex Pharmaceuticals, Inc. (b)        1,692,950
                                                ----------
                                                 7,465,093
                                                ----------
         BUSINESS & INFORMATION
         SERVICES--3.1%
  97,100 ProBusiness Services, Inc. (b)          1,697,308
                                                ----------
         COMMUNICATIONS &
         NETWORKING--10.2%
 259,100 JDS Uniphase Corp. (b)                  2,070,209
 137,800 Juniper Networks, Inc. (b)              3,057,782
 111,700 ONI Systems Corp. (b)                     546,213
                                                ----------
                                                 5,674,204
                                                ----------
         OTHER TECHNOLOGY--3.0%
 123,000 CNET Networks, Inc. (b)                   607,620
  97,500 Yahoo! Inc. (b)                         1,060,800
                                                ----------
                                                 1,668,420
                                                ----------
         SEMICONDUCTOR--7.9%
  36,500 Linear Technology Corp.                 1,416,200
  90,400 PMC-Sierra, Inc. (b)                    1,467,192
 156,800 Vitesse Semiconductor Corp. (b)         1,480,192
                                                ----------
                                                 4,363,584
                                                ----------
         SOFTWARE--20.5%
  24,800 Advent Software, Inc. (b)                 956,536
 163,200 Agile Software Corp. (b)                1,553,664
  25,600 Electronic Arts, Inc. (b)               1,317,376

                       See Notes to Financial Statements.

                                           BESSEMER SAND HILL INVESTORS FUND II
                                                       PORTFOLIO OF INVESTMENTS
                                                   October 31, 2001 (Concluded)
-------------------------------------------------------------------------------


 Shares     Security Description        Value
 ------     --------------------        -----
 COMMON STOCKS--Continued
 321,100 i2 Technologies, Inc. (b)   $ 1,464,216
 146,300 Inktomi Corp. (b)               621,775
 178,200 Siebel Systems, Inc. (b)      2,910,006
 346,400 Vignette Corp. (b)            1,621,152
  98,000 webMethods, Inc. (b)            900,620
                                     -----------
                                      11,345,345
                                     -----------
 TOTAL COMMON STOCKS
   (Cost $38,968,229)                 32,213,954
                                     -----------
 TOTAL INVESTMENTS
   (Cost $38,968,229)(a)--58.2%       32,213,954
 OTHER ASSETS IN EXCESS OF
   LIABILITIES--41.8%                 23,091,682
                                     -----------
 NET ASSETS--100.0%                  $55,305,636
                                     ===========

(a) Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

     Unrealized
      appreciation          $ 1,528,474
     Unrealized
      depreciation           (8,282,749)
                            -----------
     Net unrealized
      depreciation          $(6,754,275)
                            ===========

(b) Non-income producing security
                      See Notes to Financial Statements.

BESSEMER SAND HILL INVESTORS FUND II
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2001
--------------------------------------------------------------------------------


Assets:
Investments, at market value (cost of $38,968,229)................ $32,213,954
Cash and equivalents..............................................  19,908,693
Accrued income receivable.........................................       3,989
Receivable for fund shares sold...................................   3,777,000
                                                                   -----------
  Total Assets....................................................  55,903,636
                                                                   -----------
Liabilities:
Payable for fund shares redeemed..................................     124,899
Payable for investments purchased.................................     382,662
Accrued expenses and other payables...............................      90,439
                                                                   -----------
  Total Liabilities...............................................     598,000
                                                                   -----------
Net Assets                                                         $55,305,636
                                                                   ===========
Net assets consist of:
Paid-in capital................................................... $62,080,265
Accumulated net realized loss on investments......................     (20,354)
Net unrealized depreciation on investments........................  (6,754,275)
                                                                   -----------
Net Assets........................................................ $55,305,636
                                                                   ===========
Net Asset Value, Maximum Offering Price and Redemption Proceeds
  per Share....................................................... $      8.21
                                                                   ===========
Shares of Capital Stock Outstanding...............................   6,734,012
                                                                   ===========

                       See Notes to Financial Statements.

                                           BESSEMER SAND HILL INVESTORS FUND II
                                                        STATEMENT OF OPERATIONS
                                       For the Period Ended October 31, 2001(a)
-------------------------------------------------------------------------------

Investment Income:
  Interest........................................................  $    86,464
  Dividend........................................................        2,292
                                                                    -----------
    Total Income..................................................       88,756
                                                                    -----------
Expenses:
  Management......................................................      227,718
  Legal...........................................................       20,000
  Audit...........................................................       25,000
  Directors.......................................................       32,000
  Registration....................................................       17,500
  Miscellaneous...................................................       18,500
                                                                    -----------
    Total expenses................................................      340,718
                                                                    -----------
Net Investment Loss...............................................     (251,962)
                                                                    -----------
Net Realized and Unrealized Loss:
  Net realized losses on investments..............................      (20,354)
  Net unrealized depreciation on investments......................   (6,754,275)
                                                                    -----------
Net Realized and Unrealized Loss..................................   (6,774,629)
                                                                    -----------
Net Decrease in Net Assets Resulting from Operations..............  $(7,026,591)
                                                                    ===========

(a)  Period from May 4, 2001 (commencement of operations) to October 31, 2001.
                      See Notes to Financial Statements.

BESSEMER SAND HILL INVESTORS FUND II
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended October 31, 2001(a)
--------------------------------------------------------------------------------

From Operations:
  Net investment loss............................................. $  (251,962)
  Net realized losses on investments..............................     (20,354)
  Net change in unrealized depreciation on investments............  (6,754,275)
                                                                   -----------
  Net decrease in net assets from operations......................  (7,026,591)
                                                                   -----------
From Capital Stock Transactions:
  Proceeds from sale of capital stock.............................  62,457,126
  Cost of capital stock redeemed..................................    (124,899)
                                                                   -----------
  Net increase in net assets resulting from capital stock
  transactions....................................................  62,332,227
                                                                   -----------
  Net Increase in Net Assets......................................  55,305,636
                                                                   -----------
Net Assets:
  Beginning of period.............................................          --
                                                                   -----------
  End of period................................................... $55,305,636
                                                                   ===========
Share Transactions:
  Issued..........................................................   6,749,225
  Redeemed........................................................     (15,213)
                                                                   -----------
  Net Increase in Shares..........................................   6,734,012
                                                                   ===========

(a)  Period from May 4, 2001 (commencement of operations) to October 31, 2001.
                       See Notes to Financial Statements.

                                           BESSEMER SAND HILL INVESTORS FUND II
                                                  NOTES TO FINANCIAL STATEMENTS
                                                               October 31, 2001
-------------------------------------------------------------------------------


NOTE 1. ORGANIZATION

  Bessemer Funds Trust (the "Trust"), a Delaware business trust, is registered as a closed-end management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust's Declaration of Trust authorizes the Board of Trustees (the "Board") to issue an unlimited number of beneficial interests ("Interests") and to establish and designate such Interests into one or more series of the Trust. At October 31, 2001, the Trust consisted of one series, Bessemer Sand Hill Investors Fund II (the "Fund") which commenced operations on May 4, 2001. The Fund is an interval closed-end fund under Rule 23c-3 of the Act that offers to repurchase a portion of its Interests on a quarterly basis. Bessemer Investment Management LLC is the investment manager and investment adviser to the Fund (the "Manager"). Glynn Capital Management LLC serves as the investment sub-adviser (the "Sub-Adviser"). The Manager currently owns a 24.9% limited participation interest in the Sub-Adviser.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  A. Valuation of Investments. Securities for which the primary market is a national securities or commodities exchange or a recognized foreign securities exchange or commodities exchange will be valued at last sale prices on the principal exchange on which they are traded, or in the absence of any sale on the valuation date, at latest quoted bid prices. If the quotations are not readily available, or if the values have been materially affected by events occurring after the close of a foreign market, assets may be valued by a method that the Board of Trustees, or the Valuation Committee of the Board of Trustees believes accurately reflects fair value. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System will be valued at last sale prices as quoted by such System or, in the absence of

BESSEMER SAND HILL INVESTORS FUND II
NOTES TO FINANCIAL STATEMENTS
October 31, 2001 (Continued)
-------------------------------------------------------------------------------

any sale on the valuation date, at latest quoted bid prices. Such bid prices shall be obtained from a reputable independent pricing service.

  Other securities (except securities for which current over-the-counter market quotations are readily available) will be valued at latest quoted bid prices. Such bid prices shall be obtained from one or more reputable independent pricing services. If quoted prices are unavailable or inaccurate, market values will be determined based on quotes obtained from brokers, dealers and/or based on averages of prices obtained from reputable independent pricing services.

  Money market instruments and debt securities maturing in 60 days or less will be valued at amortized cost.

  Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees, or the Valuation Committee of the Board of Trustees.

  B. Restricted Securities. Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Trust or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The Trust will not incur any registration costs upon such resales. The Trust's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures approved by the Board. For the period ended October 31, 2001, the Fund did not hold any restricted securities.

  C. Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

  D. Distributions to Shareholders. Dividends from net investment income and capital gains, if any, are declared and paid at least annually.

                                           BESSEMER SAND HILL INVESTORS FUND II
                                                  NOTES TO FINANCIAL STATEMENTS
                                                   October 31, 2001 (Continued)
-------------------------------------------------------------------------------

  The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

  E. Federal Taxes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all federal income taxes.

NOTE 3. RELATED PARTY TRANSACTIONS

  A. Investment Management and Incentive Fees. Pursuant to an investment advisory agreement, the Fund has retained the Manager to make investment decisions. The investment management fee paid to the Manager for advisory services is computed and payable monthly on the first business day of the month and is equal to 0.125% (1.50% on an annualized basis) of the Fund's net assets as of the preceeding month-end. The Manager will pay the Sub-Adviser one-third of the management fee as long as the Sub-Adviser acts in that role for the Fund.

  The Manager will also be entitled to receive an incentive fee (the "Incentive Fee") which will be calculated at the end of each fiscal year and is equal to 15% of the net capital appreciation of the Fund. Net capital appreciation is the excess of the fair market value of the Fund's net assets (including income, expenses (except for any accrued Incentive Fee) and realized and unrealized gains/losses) at the end of the fiscal year over the fair market value of the Fund's net assets at the beginning of such fiscal year (or the fair market value of the Fund's net assets at inception for the

BESSEMER SAND HILL INVESTORS FUND II
NOTES TO FINANCIAL STATEMENTS
October 31, 2001 (Continued)
-------------------------------------------------------------------------------

period ended October 31, 2001), adjusted for current year's subscriptions, repurchases and distributions. No Incentive Fee will be payable unless the fair market value of the Fund's net assets exceeds the highest previous value ("High Water Mark") as of any prior fiscal year, and any Incentive Fee will be calculated on only the amount of such excess. The Incentive Fee shall be payable as follows: (i) 90% to be paid within 30 days of Fund's fiscal year-end and (ii) the balance within 30 days after the completion of the Fund's audit for such fiscal year. The Manager intends to assign the Incentive Fee to the Sub-Adviser as long as the Sub-Adviser acts in that role for the Fund.

  The Fund will accrue a monthly Incentive Fee payable equal to 15% of the monthly net capital appreciation in excess of the High Water Mark. Such liability will be reduced (but not below zero) by 15% of the net capital depreciation for any month. As of October 31, 2001, there was no accrued Incentive Fee payable to the Manager.

  B. Administration. The Manager is required to provide or secure for the Fund certain administration services, including, but not limited to, records detailing the investors in the Fund and the amount of their Interests. The Manager has entered into a sub-administration agreement with BISYS Fund Services Ohio, Inc. (the "Sub-Administrator") to serve as sub-administrator to the Fund. The Manager will pay the Sub-Administrator an annual fee of 0.09% of the Fund's net assets calculated and payable on a monthly basis. The Manager will not be entitled to receive any additional fee from the Fund for providing such services.

  C. Trustee Fees. Each Trustee who is not an "interested person" (as defined in the Act) of the Trust will receive a $10,000 annual retainer plus $1,000 per meeting attended and is reimbursed for out-of-pocket expenses incurred in connection with committee or board meetings.

  D. Custody Fees. The Manager is responsible for securing custody services for the Fund. Bessemer Trust Company ("Bessemer"), a New Jersey state chartered bank having ownership similar to that of the Manager, will serve as the Fund's custodian. Bessemer is responsible for maintaining the books and records of the Fund's securities and cash. The Manager will be solely responsible for paying Bessemer any custody fees for such services.

                                           BESSEMER SAND HILL INVESTORS FUND II
                                                  NOTES TO FINANCIAL STATEMENTS
                                                   October 31, 2001 (Continued)
-------------------------------------------------------------------------------

NOTE 4. PURCHASE AND SALES OF SECURITIES

  For the period ended October 31, 2001, the Fund had purchases of investment securities (other than short-term investments) of $38,990,865 and sales of $2,282.

NOTE 5. SUBSCRIPTIONS AND REPURCHASE OFFERS

  Interests in the Fund are issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the Securities Act of 1933, as amended. All investments in the Fund are without a sales load. The Fund will accept subscriptions on the last business day of each month at the net asset value next determined after such orders are received by the Fund and accepted by the Manager.

  In accordance with Rule 23c-3 of the Act, the Fund will offer to repurchase Interests (the "Repurchase Offer") on a quarterly basis or on the last business day of every January, April, July and October. The repurchase price will normally be the net asset value per Interest on such date. Investors will be notified in writing about each Repurchase Offer, including the deadline for submitting such repurchase request. It is anticipated that such deadline will be the 18th day in each of the months of January, April, July and October. The Board, in its sole discretion, will determine the number of Interests the Fund will offer to repurchase (the "Repurchase Amount"). Such Repurchase Amount will be at least 5% and no more than 25% of the total number of Interests outstanding. If the Fund receives Repurchase Offer requests from investors which exceed the Repurchase Amount, the Fund may repurchase additional Interests of up to 2.0% of the outstanding Interests (the "Additional Amount"). If the Fund determines not to repurchase more than the Repurchase Amount or if the Fund receives Repurchase Offer requests in excess of the Repurchase Amount plus the Additional Amount, the Fund will repurchase the Interests on a pro-rata basis. The Fund may, however, first accept all Interests tendered by investors who own less than 100 Interests and who tendered all their Interests before repurchasing all other Interests on a pro-rata basis. The Repurchase Offer policies have been adopted by the Board as fundamental policies of the Fund and may not be changed without the vote of the holders of a majority of the Fund's Interests. For the period ended October 31, 2001, the Fund had total subscriptions of $62,457,126 and repurchases of $124,899.

BESSEMER SAND HILL INVESTORS FUND II
NOTES TO FINANCIAL STATEMENTS
October 31, 2001 (Concluded)
-------------------------------------------------------------------------------

NOTE 6. FEDERAL INCOME TAXES

  At October 31, 2001, the Fund had $20,354 capital loss carryforwards for federal income tax purposes, which will expire in 2009. The capital loss carryforward will reduce the applicable Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and this will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax.

                                           BESSEMER SAND HILL INVESTORS FUND II
                                                           FINANCIAL HIGHLIGHTS
                                (For a Share Outstanding Throughout The Period)
                                       For the Period Ended October 31, 2001(a)
-------------------------------------------------------------------------------

Net asset value, beginning of period...........................  $  10.00
                                                                 --------
Investment Operations:
  Net investment loss..........................................     (0.04)
  Net realized and unrealized losses on investments............     (1.75)
                                                                 --------
    Total from investment operations...........................     (1.79)
                                                                 --------
Net asset value, end of period.................................  $   8.21
                                                                 ========
Total Return...................................................   (17.90%)
Annualized Ratios/Supplementary Data:
Net assets at end of period (000)..............................  $ 55,306
Ratio of expenses to average net assets........................     1.75%(b)(c)
Ratio of net investment loss to average net assets.............    (1.30%)(b)(c)
Portfolio turnover rate........................................     0.02%
--------------------------------------------------------------------------------

(a)  Period from May 4, 2001 (commencement of operations) to October 31, 2001.
(b)  Annualized.
(c) Per share values calculated using the Fund's average net assets as of the opening of business on the first business day of each month.
                      See Notes to Financial Statements.

INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------

The Board of Trustees,
Bessemer Funds Trust:

  We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Bessemer Sand Hill Investors Fund II (the one portfolio constituting the Bessemer Funds Trust--the "Trust") as of October 31, 2001, and the related statements of operations, changes in net assets and financial highlights for the period May 4, 2001 (commencement of operations) to October 31, 2001. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

  We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 2001, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

  In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Bessemer Sand Hill Investors Fund II of Bessemer Funds Trust, as of October 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the period May 4, 2001 (commencement of operations) to October 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, New York
December 14, 2001

Investment Adviser:                         Custodian:
Bessemer Investment Management LLC          Bessemer Trust Company
630 Fifth Avenue                            100 Woodbridge Center Drive
New York, NY 10111                          Woodbridge, NJ 07095
(212) 708-9100
                                            Sub-Custodian:
Sub-Adviser:                                Bank of New York
Glynn Capital Management LLC                1 Wall Street
3000 Sand Hill Road                         New York, NY 10289
Building 4, Suite 235
Menlo Park, CA 94025                        Independent Auditors:
                                            Deloitte & Touche LLP
Administrator:                              Two World Financial Center
Bessemer Trust Company, N.A.                New York, NY 10281
100 Woodbridge Center Drive
Woodbridge, NJ 07095

Sub-Administrator:
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219


The securities offered hereby are not deposits or other obligations of Bessemer Trust Company, N.A. or any other bank, are not guaranteed by Bessemer Trust Company, N.A. or any other bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency, are restricted as to transfer, and involve investment risks, including possible loss of principal invested.

Investors should rely on information contained in the Private Placement Memorandum. No person has been authorized to make any representation, or give any information with respect to the interests, except the information contained in the Private Placement Memorandum.